SECURITIES - Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 129,317	$ 109,696
Gross Unrealized Gains	3,291	4,435
Gross Unrealized Losses	(436)	(130)
Securities available for sale, at fair value	132,172	114,001
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19,672	0
Gross Unrealized Gains	364	0
Gross Unrealized Losses	(126)	0
Securities held to maturity, at amortized cost	19,910	0
Total securities
Amortized Cost	148,989	109,696
Gross Unrealized Gains	3,655	4,435
Gross Unrealized Losses	(562)	(130)
Fair Value	152,082	114,001
Debt securities restricted	46,263	40,983
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	7,820	0
Gross Unrealized Gains	22	0
Gross Unrealized Losses	(20)	0
Securities available for sale, at fair value	7,822	0
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Securities held to maturity, at amortized cost	0	0
U.S. Government Sponsored Enterprises (GSEs)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9,228	9,154
Gross Unrealized Gains	68	246
Gross Unrealized Losses	(103)	(34)
Securities available for sale, at fair value	9,193	9,366
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Securities held to maturity, at amortized cost	0	0
State and municipal securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	54,236	64,468
Gross Unrealized Gains	2,611	3,531
Gross Unrealized Losses	(66)	(58)
Securities available for sale, at fair value	56,781	67,941
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19,672	0
Gross Unrealized Gains	364	0
Gross Unrealized Losses	(126)	0
Securities held to maturity, at amortized cost	19,910	0
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10,530	8,286
Gross Unrealized Gains	289	188
Gross Unrealized Losses	(35)	(5)
Securities available for sale, at fair value	10,784	8,469
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Securities held to maturity, at amortized cost	0	0
Asset based securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10,380	9,035
Gross Unrealized Gains	116	76
Gross Unrealized Losses	(24)	0
Securities available for sale, at fair value	10,472	9,111
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Securities held to maturity, at amortized cost	0	0
Mortgage-backed GSE residential/multifamily and non-GSE
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	37,123	18,753
Gross Unrealized Gains	185	394
Gross Unrealized Losses	(188)	(33)
Securities available for sale, at fair value	37,120	19,114
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	0	0
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Securities held to maturity, at amortized cost	$ 0	$ 0